Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Deferred Revenue

financial institution to create a co-branded credit card (“NCard”). Deferred revenue recorded represents the amount paid in advance by the financial institution for the exclusive use of the Company’s customer database and credit card activation.

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Deferred revenue from exclusive use of customer database	R$	13,250	R$	11,750	US$	3,552
Deferred revenue from credit card activation		19,625		17,484		5,285

Total	R$	32,875	R$	29,234	US$	8,837

Current		6,628		3,732		1,128
Non-current		26,247		25,502		7,709

Summary of Penalty Payment

In the event the Company decides to terminate the contract early, the amounts related to the customer database will be reimbursed to the bank proportionally to the remaining period of the contract and the amounts related to credit card activation will be reimbursed to the bank proportionally to credit cards not activated, both including interest. In addition, a penalty will be paid to the bank as follows:

	Penalty
Termination Year	BRL	USD
2018	7,200	2,177
2019	6,300	1,904
2020	5,400	1,632
2021	4,500	1,360
2022	3,600	1,088
2023	2,700	816
2024	1,800	544
2025	900	272